Additional cash flows information	9 Months Ended
May 31, 2024
Additional cash flows information.
Additional cash flows information

23. Additional cash flows information

Financing and investing activities not involving cash:

	Nine-month	Nine-month
	period ended	period ended
	May 31, 2024	May 31, 2023
	$	$
Additions to right-of-use assets	38,283	922,479
Lease termination	—	131,247